Cash and Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents

Cash and cash equivalents represent cash on hand and demand deposits placed with banks or other financial institutions, and all highly liquid investments with original maturities of three months or less. Cash and cash equivalents and restricted cash balances as of December 31, 2023 and 2024 primarily consist of the following currencies:

	As of December 31,
	2023		2024
	Amount	RMB	Amount	RMB
Cash and cash equivalents
RMB	430,644	430,644	280,888	280,888
US$	49,855	353,106	69,535	499,843
GBP	2,639	23,860	1,220	11,071
EUR	1,771	13,920	1,743	13,120
HKD	4,560	4,133	2,076	1,922
JPY	163,121	8,191	160,069	7,400
SGD	564	3,034	592	3,151
Total cash and cash equivalents		836,888		817,395
Restricted cash
US$	3,000	21,248	—	—
Total cash, cash equivalents and restricted cash		858,136		817,395